Details of Significant Accounts - Summary of Long-term Borrowings (Parenthetical) (Details) $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Jun. 18, 2020 USD ($) $ / shares	Jan. 09, 2020 $ / shares	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2020 USD ($)	Oct. 23, 2020 TWD ($)	Oct. 23, 2020 USD ($)	May 27, 2020 TWD ($)	May 27, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 27, 2018 USD ($)	Sep. 04, 2015 TWD ($)	Sep. 04, 2015 USD ($)	Sep. 01, 2015 TWD ($)	Sep. 01, 2015 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings			$ 584,263	$ 20,807					$ 370,653
Percentage of principal payments			70.00%
Undrawn loan facilities amount			$ 0	0					11,940
Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted tangible net				12,000
Cathay Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted quick ratio | $ / shares	$ 1.50	$ 1.75	$ 2.25
Principal payments of borrowing				4,000
Note 1 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings			$ 33,403	1,190					35,360				$ 37,750	$ 1,344
Long-term loan contract period			September 2015 to September 2035
Interest payment description on long-term borrowing			The interest is payable monthly for the first 3 years and payable monthly along with the same amount of principal starting from the fourth year
Note 2 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings			$ 22,100	787					25,500		$ 34,000	$ 1,211
Long-term loan contract period			September 2015 to September 2022
Interest and principal payment description			The interest is payable monthly for the first 2 years and payable semi-annually along with 5% (NT$1,700 thousand (US$60 thousand)) of the principal starting from September 2017. The remaining 50% of principal (NT$17,000 thousand (US$605 thousand)) is required to be repaid in September 2022
Note 3 | Cathay Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings	$ 12,000		$ 341,760	12,171					$ 309,793	$ 12,000
Long-term loan contract period			December 2018 to June 2020
Interest and principal payment description	the interest is payable monthly for the first twelve months and payable monthly along with the same amount of principal starting from July 2021, and modification of certain covenants		The interest is payable monthly for the first six months and payable monthly along with the same amount of principal starting from July 2019
Borrowing maturity	2023-06
Note 4 | Non-financial Institution - Secured Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings			$ 67,000	2,386			$ 95,000	$ 3,383
Long-term loan contract period			May 2020 to May 2022
Interest and principal payment description			The principal and interest are amortized and repaid monthly.
Note 5 | Chang Hwa Commercial Bank- Unsecured Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings			$ 120,000	$ 4,273	$ 120,000	$ 4,274
Interest and principal payment description			The interest is payable for the first year and payable monthly along with the same amount of principle starting from the second year through the fifth year.
Long-term loan contract period			5 years
Grace period			1 year
Percentage of Guarantee			80.00%